Summary of Minimum Future Contractual Rents (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases
2023	$ 958
2024	758
2025	1,246
2026	1,153
2027	1,139
Thereafter	11,824
Total	$ 17,078